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                                               As filed pursuant to Rule 497J
                                               under the Securities Act of 1933
                                               Registration No. 333-67685


VIA EDGAR
---------


July 30, 2001

Division of Investment Management
Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C.  20549

Re:     Variable Annuity Account Five
        Anchor National Life Insurance Company
        File Nos.  333-67685 and 811-7727

Ladies and Gentlemen:

        Pursuant to Rule 497(j), please be advised that the form of prospectus and statement of additional information dated July 27, 2001 for Variable Annuity Account Five (the "Separate Account") contains no changes from the form of prospectus and statement of additional information for the Separate Account submitted in Post-Effective Amendment No. 8 under the Securities Act of 1933 and Amendment No. 12 under the Investment Company Act of 1940 to the Separate Account's registration statement on form N-4 filed with the Securities and Exchange Commission on July 26, 2001 via EDGAR.

        Should you have any further questions regarding this filing, please do not hesitate to contact me at (310) 772-6545.


Very truly yours,

/s/ MANDA GHAFERI

Manda Ghaferi
Staff Attorney